Consolidated Statements of Changes in Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests	Total
Balance at Dec. 31, 2019	$ 19,286	$ 1,549,018	$ (1,914,325)	$ (73,007)		$ (419,028)
Balance (in Shares) at Dec. 31, 2019	19,285,714
Net loss			(690,886)			(690,886)
Foreign currency translation				(68,201)		(68,201)
Balance at Dec. 31, 2020	$ 19,286	1,549,018	(2,605,211)	(141,208)		(1,178,115)
Balance (in Shares) at Dec. 31, 2020	19,285,714
Net loss			(166,099)			(166,099)
Foreign currency translation				6,597		6,597
Balance at Mar. 31, 2021	$ 19,286	1,549,018	(2,771,310)	(134,611)		(1,337,617)
Balance (in Shares) at Mar. 31, 2021	19,285,714
Balance at Dec. 31, 2020	$ 19,286	1,549,018	(2,605,211)	(141,208)		(1,178,115)
Balance (in Shares) at Dec. 31, 2020	19,285,714
Net loss						(388,180)
Balance at Jun. 30, 2021	$ 19,286	1,549,018	(2,993,391)	(154,504)		(1,579,591)
Balance (in Shares) at Jun. 30, 2021	19,285,714
Balance at Dec. 31, 2020	$ 19,286	1,549,018	(2,605,211)	(141,208)		(1,178,115)
Balance (in Shares) at Dec. 31, 2020	19,285,714
Reverse merger adjustment	$ 46,023	(449,419)	164,932	8,964	(94,299)	(323,799)
Reverse merger adjustment (in Shares)	46,023,455
Net loss			(747,525)			(747,525)
Foreign currency translation				(36,291)		(36,291)
Balance at Dec. 31, 2021	$ 65,309	1,099,599	(3,187,804)	(168,535)	(94,299)	(2,285,730)
Balance (in Shares) at Dec. 31, 2021	65,309,169
Balance at Mar. 31, 2021	$ 19,286	1,549,018	(2,771,310)	(134,611)		(1,337,617)
Balance (in Shares) at Mar. 31, 2021	19,285,714
Net loss			(222,081)			(222,081)
Foreign currency translation				(19,893)		(19,893)
Balance at Jun. 30, 2021	$ 19,286	1,549,018	(2,993,391)	(154,504)		(1,579,591)
Balance (in Shares) at Jun. 30, 2021	19,285,714
Balance at Dec. 31, 2021	$ 65,309	1,099,599	(3,187,804)	(168,535)	(94,299)	(2,285,730)
Balance (in Shares) at Dec. 31, 2021	65,309,169
Net loss			218,823		13,984	232,807
Foreign currency translation				(8,961)	(477)	(9,438)
Balance at Mar. 31, 2022	$ 65,309	1,099,599	(2,968,981)	(177,496)	(80,792)	(2,062,361)
Balance (in Shares) at Mar. 31, 2022	65,309,169
Balance at Dec. 31, 2021	$ 65,309	1,099,599	(3,187,804)	(168,535)	(94,299)	(2,285,730)
Balance (in Shares) at Dec. 31, 2021	65,309,169
Net loss						4,366,615
Balance at Jun. 30, 2022	$ 65,309	1,099,599	952,162	(221,649)	129,525	2,024,946
Balance (in Shares) at Jun. 30, 2022	65,309,169
Balance at Mar. 31, 2022	$ 65,309	1,099,599	(2,968,981)	(177,496)	(80,792)	(2,062,361)
Balance (in Shares) at Mar. 31, 2022	65,309,169
Net loss			3,921,143		212,665	4,133,808
Foreign currency translation				(44,153)	(2,348)	(46,501)
Balance at Jun. 30, 2022	$ 65,309	$ 1,099,599	$ 952,162	$ (221,649)	$ 129,525	$ 2,024,946
Balance (in Shares) at Jun. 30, 2022	65,309,169